COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION

NOTE 3: COMMITMENTS AND CONTINGENT LIABILITIES – LITIGIATION

1.	According to a success based consulting agreement from November 29, 2009, Periscope Finance Ltd. (“Periscope”), committed to assist the Company in finding an investor, With the following payments terms: (i) for any investment of up to $2 million, an amount equal to 6% of the investment amount and (ii) options for 3% of the Company's share capital. (iii) for any amount over $2 million, an additional $25 for any $1 million and an additional options for 1% of the Company's share capital. Periscope claims that they are responsible for an investment by Sigma Wave, the Company's current controlling shareholder. The Company believes that Periscope is not entitled to any payment, since the agreement with Periscope was never approved by the Company's authorized organs and since the acquisition of the Company's convertible bond from a bondholder by Sigma Wave was not "an investment in the company" (the Company was not part of the transaction). In addition, the Company position is that even if the agreement was enforceable, it terminated prior to November 28, 2010, and as such the Sigma transaction (not an investment), occurred after the term of the agreement with Periscope terminated. In April, 2013, Periscope proposed a settlement agreement, which was presented at the Company's general assembly for approval but this agreement was rejected by the general assembly in its annual meeting on May 9, 2013. Both parties agreed to go into a mediation process, which was ended with no agreement between the parties. In August 2014, Periscope proposed a new settlement agreement, which is currently under evaluation.

2.	As part of the acquisition of the SmartID division of OTI in December 2013, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers' license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI's business activities. This matter is now subject to an arbitration proceeding.